Commitments and Contingencies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Jun. 06, 2022
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, discount rate					8.00%
Lease right-of-use asset	$ 926,000			$ 784,000
RICE ACQUISITION CORP. II [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units purchased (in Shares)			4,500,000	4,500,000
Affiliated unit (in Shares)			1,010,000	1,010,000
Underwriting discount (in Dollars per share)			$ 0.2	$ 0.2
Deferred underwriting commissions			$ 11,700,000	$ 11,700,000
RICE ACQUISITION CORP. II [Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate paid amount			$ 6,700,000	$ 6,700,000
Additional unit (in Dollars per share)				$ 0.35
RICE ACQUISITION CORP. II [Member] | Underwriter [Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Additional unit (in Dollars per share)			$ 0.35
Building [Member]
Commitments and Contingencies (Details) [Line Items]
Lessee, operating lease, term of contract					5 years
Operating lease, liability		$ 724,000
Lease right-of-use assets		$ 926,000
Land [Member]
Commitments and Contingencies (Details) [Line Items]
Lease payments	1
Lease right-of-use asset	$ 210,000